Costs and expenses by nature (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs And Expenses By Nature
Personnel	$ 243	$ 230	$ 217
Services	154	142	124
Depreciation and amortization	47	41	42
Advertisement	26	22	27
Other	83	80	71
Total	$ 553	$ 515	$ 481